Losses per share	9 Months Ended
Sep. 30, 2019
Losses per Share
Losses per Share

19. Losses per Share

(i)          Basic losses per share

Basic losses per share is calculated by dividing the net loss attributable to the Company by the weighted average number of outstanding ordinary shares in issue during the period. Treasury shares held by the Trustee are excluded from the weighted average number of outstanding ordinary shares in issue for purposes of calculating basic losses per share.

	Nine Months Ended September 30,
	2019	2018
Weighted average number of outstanding ordinary shares in issue	665,612,400	664,003,277
Net loss attributable to the Company (US$’000)	(76,462)	(58,269)
Losses per share attributable to the Company (US$ per share)	(0.11)	(0.09)

(ii)         Diluted losses per share

Diluted losses per share is calculated by dividing net loss attributable to the Company by the weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share option and LTIP awards issued by the Company using the treasury stock method.

For the nine months ended September 30, 2019 and 2018, the share options and LTIP awards issued by the Company were not included in the calculation of diluted losses per share because of their anti-dilutive effect. Therefore, diluted losses per share was equal to basic losses per share for the nine months ended September 30, 2019 and 2018.

Note: The losses per share attributable to the Company—basic and diluted presented were adjusted retroactively for the nine months ended September 30, 2018 to take into account the share split approved by ordinary resolution at the Extraordinary General Meeting of the Company held on May 29, 2019, pursuant to which each ordinary share was subdivided into 10 ordinary shares with effect from May 30, 2019.